Related Party Transactions - Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Accounts receivable	¥ 72,028	¥ 52,746
Prepayments and other receivables	119,654	112,820
Accounts payable and accrued liabilities	372,369	299,121
Lease liabilities	125,760	129,848
China National Petroleum Corporation and its fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,810	7,395
Prepayments and other receivables	20,566	24,925
Financial assets at fair value through other comprehensive income	1,000	1,850
Intangible and other non-current assets	16,758	15,696
Accounts payable and accrued liabilities	57,459	49,526
Contract liabilities	520	613
Lease liabilities	¥ 98,143	¥ 101,453